Filed Pursuant to Rule 497(e)
                                                     Registration No. 33-98310


                             THE NEEDHAM FUNDS, INC.
                               Needham Growth Fund
                         Needham Aggressive Growth Fund

         Supplement, dated August 9, 2002, to the Prospectus for Needham Growth Fund and Needham Aggressive Growth Fund, dated April 19, 2002.

         (1) On page 14 of the Prospectus, immediately before the paragraph entitled "Automatic Investment Program" the following paragraph should be inserted:

Transfer on Death Registration

         The Funds generally permit transfer on death, or TOD, registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. If you wish to register your account in the name of one or more beneficiaries for the purpose of transferring the account upon your death, you may do so by completing a Transfer on Death Agreement and Beneficiary Designation. To obtain a Transfer on Death Agreement and Beneficiary Designation, please contact Shareholder Services at 1-800-625-7071 or you may download a copy at www.needhamco.com. With the Transfer on Death Agreement and Beneficiary Designation you will receive a copy of the Rules Governing Transfer on Death (TOD) Registration which specify how the registration becomes effective and operates. By registering your account, you agree to be bound by the Rules Governing Transfer on Death (TOD) Registration.

         (2) On page 18 of the Prospectus, the first paragraph under the heading "Auditors" should be replaced with the following paragraphs:

         On July 18, 2002, the Board of Directors selected Ernst & Young LLP, 5 Times Square, 29th Floor, New York, New York 10036 to serve as the Funds' independent auditors.

         Arthur Andersen LLP, 1345 Avenue of the Americas, 5th Floor, New York, New York 10105 served as the Funds' independent auditors for the fiscal years ended December 31, 1998, 1999, 2000 and 2001.